                                                                                                                  American Skandia Life
                                                                                                                  Assurance Corporation
                                                                                                                    One Corporate Drive
                                                                                                                           P.O. Box 883
                                                                                                                Shelton, CT  06484-0883
                                                                                                              Telephone: (203) 925-1888
                                                                                                                    FAX: (203) 925-6932

Writer's Direct Dial (203) 402-1279

November 18, 2002

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Definitive Prospectus Filing Pursuant to Rule 497(j)
                  Registration No. 333-68714
                  Investment Company Act No. 811-5438

Dear Sir/Madam:

In accordance with paragraph (j) of Rule 497 of the Securities Act of 1933, we certify that: (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment, and (2) the text of the most recent registration statement or amendment has been filed electronically.

Sincerely,

/s/ Marta A. Collins
Marta A. Collins, Esq.

cc:      Patrick Scott, Esq.

Wells Apex